CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 76,483	$ 79,458	$ 80,259
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	1,100	(5,023)	(4,227)
Unrealized income (loss) on foreign currency cash flow hedge	9	1,590	(1,562)
Income tax benefit (expense) related to components of other comprehensive income	(161)	509	846
Total other comprehensive income (loss), net of tax	948	(2,924)	(4,943)
Comprehensive income	77,431	76,534	75,316
Less: comprehensive income attributable to non-controlling interest	(2,093)	(126)	(1,091)
Comprehensive income attributable to controlling interest	$ 75,338	$ 76,408	$ 74,225